Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue
Wholesale trading revenue, net	$ 922,511	$ 4,304,660	$ 11,772,207	$ 31,326,385	$ 38,611,944	$ 25,305,723
Retail energy services	8,066,608	2,226,834	13,443,717	5,126,548	11,229,476	7,479,775
Management services	125,000	0	125,000	0
Total revenue	9,114,119	6,531,494	25,340,924	36,452,933	49,841,420	32,785,498
Costs and expenses
Cost of retail electricity sold	6,095,655	1,677,901	12,318,876	6,267,307	11,440,672	7,760,674
Retail sales and marketing	357,008	22,953	602,907	151,395	324,948	493
Compensation and benefits	3,033,902	2,821,578	9,230,141	13,862,277	21,722,319	15,965,063
Professional fees	730,121	831,738	1,316,501	1,559,060	2,487,056	1,673,454
Other general and administrative	1,074,488	837,539	2,310,553	1,667,871	6,093,843	2,853,517
Trading tools and subscriptions	353,955	336,219	681,260	629,421	1,332,804	922,756
Total operating expenses	11,645,129	6,527,928	26,460,238	24,137,331	43,401,642	29,175,957
Operating income (loss)	(2,531,010)	3,566	(1,119,314)	12,315,602	6,439,778	3,609,541
Other income (expense)
Interest expense	(904,546)	(514,512)	(1,668,559)	(982,277)	(2,293,376)	(1,501,935)
Interest income	172,530	43,330	221,815	55,482	142,915	30,272
Gain (loss) on foreign currency exchange	405,836	(261,217)	501,109	(260,849)	(720,952)	2,261
Realized gain on sale of marketable securities					65,655	0
Other income	41,599	3,320	81,986	3,320	145,164	0
Total other income (expense)	(284,581)	(729,079)	(863,649)	(1,184,324)	(2,660,594)	(1,469,402)
Income before income taxes					3,779,184	2,140,139
Income tax provision					0	8,823
Net income (loss)	(2,815,591)	(725,513)	(1,982,963)	11,131,278	3,779,184	2,131,316
Preferrred distributions	(137,268)	(137,268)	(274,536)	(274,536)	(549,072)	(549,036)
Net income (loss) attributable to common	(2,952,859)	(862,781)	(2,257,499)	10,856,742	3,230,112	1,582,280
Comprehensive income (loss)
Net income (loss)	(2,815,591)	(725,513)	(1,982,963)	11,131,278	3,779,184	2,131,316
Foreign currency translation adjustment	(360,569)	293,310	(411,839)	218,128	661,033	(201,303)
Change in fair value of cash flow hedges	(462,721)	(204,281)	(21,737)	(242,416)	(1,220,022)	438,646
Unrealized gain on securities	(5,492)	46,261	6,783	58,136	5,349	5,767
Comprehensive income (loss)	$ (3,644,373)	$ (590,223)	$ (2,409,756)	$ 11,165,126	$ 3,225,544	$ 2,374,426